Note 7 - Revenue	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Revenue
	2011 6 mos	Percent of Revenue	2010 6 mos	Percent of Revenue
Consulting Services	$263,444	100.0	$207,747	99.2
Web Design	0	0.0	0	0.0
Other	0	0.0	1,772	0.8
TOTAL	$263,444	100.0%	209,519	100.0%